Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations

The following table presents the financial results of discontinued operations for the three and six months ended December 31, 2025 and 2024:

	For the Three Months Ended December 31,		For the Six Months Ended December 31,
	2025	2024	2025	2024
Revenues - net	$-	$15,141	$-	$39,595

Costs and expenses	-	9,591	-	23,460
General and administrative expenses	1,110	51,998	2,562	158,409
Total costs and expenses	1,110	61,589	2,562	181,869

Net loss from discontinued operations	$(1,110)	$(46,448)	$(2,562)	$(142,274)

Liabilities of Discontinued Operations

The carrying amounts of the liabilities of discontinued operations as of December 31, 2025 and June 30, 2025 were as follows:

	December 31, 2025	June 30, 2025
Current liabilities
Accounts payable and accrued expenses	$406,605	$479,005
Total liabilities	$406,605	$479,005

The operating results of discontinued operations for the years ended June 30, 2025 and 2024 were as follows:

	For the Years Ended June 30,
	2025	2024
Revenues - net	$41,551	$89,272
Costs and expenses	214,443	365,887
Loss from operations	(172,892)	(276,615)
General and administrative expenses	(6,802)	(5,429)
Net loss from discontinued operations	$(179,694)	$(282,044)

Assets and Liabilities of Discontinued Operations

The operating results of discontinued operations for the years ended June 30, 2025 and 2024 were as follows:

The carrying amounts of the assets and liabilities of discontinued operations as of June 30, 2025 and 2024 were as follows:

	June 30,
	2025	2024
Current assets
Cash	$-	$10,634
Accounts receivable	-	22,297
Prepaid and other	-	34,437
Inventory	-	25,995
Total assets	$-	$93,363

Current liabilities
Accounts payable and accrued expenses	$479,005	$457,610
Total liabilities	$479,005	$457,610